SEGMENT REPORTING (Details 5) - USD ($)	Dec. 31, 2021		Jun. 30, 2021		Jun. 30, 2020
Segment Reporting Information [Line Items]
Total all locations	$ 3,466,444		$ 3,420,886		$ 2,684,985
Less accumulated depreciation	(1,906,438)	[1]	(1,847,441)	[1]	(1,487,793)
Net property, plant and equipment	1,560,006		1,573,445	[2]	1,197,192
Property, Plant and Equipment [Member] | Solar Energy Lease [Member] | Gourmet Foods [Member]
Segment Reporting Information [Line Items]
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	150,625
U S A Investment Fund Management [Member]
Segment Reporting Information [Line Items]
Total all locations
U S A Beauty Products And Other [Member]
Segment Reporting Information [Line Items]
Total all locations	59,909		58,961		16,987
New Zealand Food Industry Segment [Member]
Segment Reporting Information [Line Items]
Total all locations	2,416,722	[3]	2,345,569	[3]	1,721,195
Canada Security Alarm [Member]
Segment Reporting Information [Line Items]
Total all locations	972,069		998,612		929,712
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Total all locations	$ 17,744		$ 17,744		$ 17,091

[1]	Included with accumulated depreciation is the amortization of the underlying assets of the solar energy finance lease at Gourmet Foods, which totaled $415 as of December 31, 2021.
[2]	Derived from audited financial statements
[3]	Includes the underlying assets of the solar energy system finance lease totaling $150,625 at Gourmet Foods.